Subsequent events - Additional Information (Detail)	Mar. 25, 2019 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
RSU's granted	390,794
Expiration date	2026-03
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 1 [Member]
Subsequent Event [Line Items]
Percentage of vest option	10.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 2 [Member]
Subsequent Event [Line Items]
Percentage of vest option	20.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 3 [Member]
Subsequent Event [Line Items]
Percentage of vest option	30.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 4 [Member]
Subsequent Event [Line Items]
Percentage of vest option	40.00%
Subsequent Event [Member] | Employees And Director [Member]
Subsequent Event [Line Items]
Expiration date	2029-03
Stock Option Issued	962,596
Options Exercise Price Per Unit | $ / shares	$ 8.03
Subsequent Event [Member] | Employees And Director [Member] | Minimum [Member]
Subsequent Event [Line Items]
vesting term	4 years
Subsequent Event [Member] | Share-based Payment Arrangement, Year 5 [Member] | Employees And Director [Member]
Subsequent Event [Line Items]
Percentage of vest option	25.00%
Subsequent Event [Member] | 2018 Stock Option Plan [Member]
Subsequent Event [Line Items]
Number of shares available for issuance	3,048,490
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
RSU's granted	390,794
Expiration date	2026-03
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 1 [Member]
Subsequent Event [Line Items]
Percentage of vest option	10.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 2 [Member]
Subsequent Event [Line Items]
Percentage of vest option	20.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 3 [Member]
Subsequent Event [Line Items]
Percentage of vest option	30.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Year 4 [Member]
Subsequent Event [Line Items]
Percentage of vest option	40.00%